Share Capital (Details)			12 Months Ended
	Apr. 05, 2024 EUR (€) € / shares shares	Sep. 22, 2023 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Feb. 28, 2023 shares	Dec. 31, 2021 shares
Share Capital [Line Items]
Number of shares authorized			75,085,700	75,085,700
Par value per share | (per share)		$ 5	€ 0.05	€ 0.05
Ordinary shares		5,000,000
Proceeds of issuances		$ 5,000,000			€ 3,354,781
Offering costs (in Euro) | €					1,350,200
Ordinary shares, outstanding							50,085,700
Share capital (in Euro) | €			€ 2,754,285	€ 2,754,285	€ 2,754,285
Grant restrict stock unit			1,780,328	1,780,328
Stock-based compensation expense (in Euro) | €			€ 103,810
Grant price (in Euro per share) | $ / shares				€ 0.22
Unrecognized stock-based compensation (in Euro) | €			€ 294,817
Weighted-average period			2 years 6 months
American Depositary Shares [Member]
Share Capital [Line Items]
Issuance of ordinary shares		1,000,000
Restricted Stock Units [Member]
Share Capital [Line Items]
Issuance of ordinary shares	1,780,328
Grant restrict stock unit	1,780,328		1,780,328	1,780,328
Number of shares issued on conversion	356,067
Share-based payment reserve (in Euro) | €			€ 88,247	€ 88,247
Stock-based compensation expense (in Euro) | €	€ 383,064
Grant price (in Euro per share) | € / shares	€ 1.08
Ordinary shares [member]
Share Capital [Line Items]
Issuance of ordinary shares					5,000,000	50,000,000
Proceeds of issuances | €					€ 3,354,781	€ 2,500,000
Pre-stock split						2,500,000
Stock Split [Member]
Share Capital [Line Items]
Issuance of ordinary shares							2,504,285
Ordinary shares [member]
Share Capital [Line Items]
Issuance of ordinary shares			55,085,700	55,085,700	55,085,700
Ordinary shares					5,000,000
Ordinary shares, outstanding			55,085,700	55,085,700	55,085,700	50,085,700		50,085,700
Share Capital [Member]
Share Capital [Line Items]
Share capital (in Euro) | €			€ 2,754,285	€ 2,754,285	€ 2,754,285